COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ (318,356)	¥ 245,451	¥ 165,420
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation expense	8,612	8,234	6,808
Depreciation	1,196	1,119	1,188
Reduction in the carrying amount of the right-of-use assets	5,226	4,984
Allowance for doubtful account	12,376	4,842
Allowance for amounts due from a related party-non current	547,069
Investment income	(9,294)	(714)	(4,842)
Deferred income tax expense	60,516
Change in fair value of warrants	(1,359)	1,152
(Gain) loss on disposal of property and equipment	(5)	2	(6)
Changes in operating assets and liabilities, net of effects of acquisition and disposal of subsidiaries:
Accounts receivable	(17,744)	(13,551)	(7,239)
Prepayments to and amounts due from related parties	4,820	(4,820)	(1,970)
Prepaid expenses and other current assets	(1,546)	(3,871)	(321)
Accounts payable	1,499	2,660	1,494
Amounts due to a related party	(7,282)	7,028	680
Deferred revenue	20,623	60,272	13,622
Income tax payable	3,341	8,916	(8,128)
Accrued expenses and other liabilities	557,590	4,384	20,329
Long-term lease liabilities	(10,252)	(14,930)
Amounts due from a related party-non current	(547,069)
Other non-current liabilities	17,583	22,881	15,484
Net cash provided by operating activities	327,544	334,039	202,519
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(4,084,440)	(340,000)	(1,300,000)
Proceeds from sales of short-term investments	3,827,063	215,714	1,304,842
Purchase of property and equipment	(585)	(63)	(65)
Proceeds from disposal of property and equipment	5	1	26
Proceeds from disposal of subsidiaries	4,325
Cash disposed for sales of subsidiaries	(1,035)
Advance to a noncontrolling interest holder	(3,090)
Cash acquired from business acquisition	7
Net cash provided by (used in) investing activities	(257,750)	(124,348)	4,803
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of cash advances from related parties			(3,815)
Net transfers to the Parent Company		(160,194)	(270,570)
Net cash used in financing activities		(160,194)	(274,385)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(3,515)	377	77
Net (decrease) increase in cash and cash equivalents	66,279	49,874	(66,986)
Cash and cash equivalents as of the beginning of the year	214,076	164,202	231,188
Cash and cash equivalents as of the end of the year	280,355	214,076	164,202
Supplemental disclosure of cash flow information:
Income tax paid	25,645	12,940	¥ 22,692
Issuance of warrants in connection with the separation from Fang		¥ 207
Net assets and noncontrolling interests acquired in business acquisition	¥ 1,603